Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Total assets		$ 999,299,463	$ 1,169,086,869
Total Liabilities		759,662,018	940,341,140
Shareholders' equity		239,637,445	228,745,729	$ 217,948,890	$ 192,542,610
Wordline Argentina SA [member]
Disclosure of joint ventures [line items]
Total assets		709,112	584,938
Total Liabilities		164,799	148,522
Shareholders' equity		$ 544,313	$ 436,416
Proportional Bank's interest		50.00%	50.00%
Investment carrying amount		$ 272,157	$ 218,208
Finova SA [Member]
Disclosure of joint ventures [line items]
Total assets		38,887
Total Liabilities		4,090
Shareholders' equity		$ 34,797
Proportional Bank's interest	50.00%	50.00%
% on Equity		$ 17,399
Goodwill		25,157
Investment carrying amount		$ 42,556